VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 99.8% (a)
Alliance Bernstein National Municipal Income Fund, Inc.	150,078	$1,785,928
Blackrock Investment Quality Municipal Trust, Inc.	46,814	683,953
BlackRock Long-Term Municipal Advantage Trust	40,159	485,924
BlackRock MuniAssets Fund, Inc.	132,477	1,662,586
BlackRock Municipal 2030 Target Term Trust	262,370	6,205,051
BlackRock Municipal Income Fund, Inc.	352,011	4,379,017
BlackRock Municipal Income Quality Trust	119,492	1,594,023
BlackRock Municipal Income Trust	153,634	1,728,383
BlackRock Municipal Income Trust II	232,242	2,733,488
BlackRock MuniHoldings Fund, Inc.	247,180	3,292,438
BlackRock MuniHoldings Quality Fund II, Inc.	107,050	1,225,723
BlackRock MuniVest Fund II, Inc.	81,927	986,401
BlackRock MuniVest Fund, Inc.	422,612	3,300,600
BlackRock MuniYield Fund, Inc.	224,802	2,634,679
BlackRock MuniYield Quality Fund II, Inc.	79,725	951,917
BlackRock MuniYield Quality Fund III, Inc.	319,941	3,916,078
BlackRock MuniYield Quality Fund, Inc.	347,119	4,554,201
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	72,060	930,295
BNY Mellon Municipal Income, Inc.	108,539	777,139
BNY Mellon Strategic Municipal Bond Fund, Inc.	224,785	1,494,820
BNY Mellon Strategic Municipals, Inc.	291,344	2,030,668
Delaware Investments National Municipal Income Fund	99,085	1,243,517
DWS Municipal Income Trust	205,411	1,965,783
Eaton Vance Municipal Bond Fund	341,901	3,788,263
Eaton Vance Municipal Income 2028 Term Trust	27,851	568,717
	Number of Shares	Value
Eaton Vance Municipal Income Trust	185,132	$2,166,044
Eaton Vance National Municipal Opportunities Trust	74,226	1,417,717
Invesco Advantage Municipal Income Trust II	204,463	1,966,934
Invesco Municipal Income Opportunities Trust	156,306	1,039,435
Invesco Municipal Opportunity Trust	317,282	3,445,683
Invesco Municipal Trust	262,187	2,789,670
Invesco Quality Municipal Income Trust	252,160	2,720,806
Invesco Trust for Investment Grade Municipals	255,345	2,816,455
Invesco Value Municipal Income Trust	222,054	3,113,197
MainStay MacKay DefinedTerm Municipal Opportunities Fund	87,582	1,638,659
MFS High Income Municipal Trust	167,754	684,436
MFS Municipal Income Trust	224,975	1,300,356
Neuberger Berman Municipal Fund, Inc.	73,434	862,115
Nuveen AMT-Free Municipal Credit Income Fund	793,025	11,094,420
Nuveen AMT-Free Municipal Value Fund	83,492	1,226,497
Nuveen AMT-Free Quality Municipal Income Fund	1,049,851	13,354,105
Nuveen Dynamic Municipal Opportunities Fund	225,167	2,769,554
Nuveen Intermediate Duration Municipal Term Fund	148,104	2,012,733
Nuveen Intermediate Duration Quality Municipal Term Fund	41,330	545,969
Nuveen Municipal Credit Income Fund	787,483	10,607,396
Nuveen Municipal Credit Opportunities Fund	191,401	2,566,687
Nuveen Municipal High Income Opportunity Fund	285,200	3,522,220
Nuveen Municipal Value Fund, Inc.	774,121	7,199,325

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VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Nuveen Quality Municipal Income Fund	1,002,450	$13,262,414
Nuveen Select Tax-Free Income Portfolio	175,531	2,520,625
PIMCO Municipal Income Fund	69,426	796,316
PIMCO Municipal Income Fund II	155,830	1,831,003
PIMCO Municipal Income Fund III	87,912	860,658
Pioneer Municipal High Income Advantage Fund, Inc.	127,258	1,156,775
Pioneer Municipal High Income Fund Trust	123,223	1,205,121
	Number of Shares	Value
Pioneer Municipal High Income Opportunities Fund, Inc.	99,039	$1,262,747
Putnam Managed Municipal Income Trust	173,042	1,188,799
Putnam Municipal Opportunities Trust	117,281	1,448,420
RiverNorth Flexible Municipal Income Fund II, Inc.	112,933	1,699,642
Western Asset Managed Municipals Fund, Inc.	207,892	2,286,812
Total Closed-End Funds: 99.8% (Cost: $196,469,003)		165,299,337
Other assets less liabilities: 0.2%		251,282
NET ASSETS: 100.0%		$165,550,619

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$165,299,337
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